Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 22, 2011
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2011
Prospectus Date	rr_ProspectusDate	Sep. 26, 2011